Related party transactions - Summary of Related Party Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	£ 68	£ 74
Amounts payable, related party transactions	£ (104)	£ (75)